Branch Sales and Consolidations - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014 Branches	Dec. 31, 2013 Office	Dec. 31, 2012 Office	Mar. 06, 2015	Mar. 31, 2015	Jul. 02, 2014
Real Estate Properties [Line Items]
Deposit premium, Percentage						8.765%
Deposits	$ 183,395,000
Loans	63,965,000
Fixed assets	4,035,000
Cash	1,064,000
Number of leased branch offices closed	4
Closure expenses	293,000
Number of owned branch offices			3
Number of leased branch offices		3	1
Branch expenses on consolidation		439,000
Amount for the transfer of owned to real estate owned branch offices		0	1,400,000
Loss incurred for transfer of owned to real estate owned branch offices		0	236,000
Existing branch office		1
Subsequent Event [Member]
Real Estate Properties [Line Items]
Deposits				153,000,000
Loans				64,000,000
Fixed assets				4,000,000
Cash				1,000,000
Net cash payment for sale of branch				75,000,000
Gain on branch sale transaction					$ 9,200,000